Exceptional items	6 Months Ended
Dec. 31, 2025
Exceptional items
Exceptional items

8Exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Club restructuring and redundancy costs	—	(38)	—	(8,676)
Costs associated with loss of office	—	(14,499)	—	(14,499)
	—	(14,537)	—	(23,175)

Exceptional items for the three and six months ended 31 December 2025 were £nil.

Exceptional items for the three and six months ended 31 December 2024 include costs related to the restructuring of the club’s operations and a redundancy scheme implemented in the first half of fiscal year 2025, as well as costs associated with the departure of former men’s first team manager Erik ten Hag and various members of football staff.